Segment Reporting - Schedule of Comprehensive (Loss)/Income (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Electric personal mobility products [Member]
Condensed Statement of Income Captions [Line Items]
Revenue
Gross profit
Depreciation and amortization	(47,453)	(114,701)
Operating expenses	(7,669,000)	(9,501,693)
Other items	37,970,099	32,457,865
Current income tax recovery
Net income (loss)	30,253,646	22,841,471
FX translation
Comprehensive (loss)/income	30,253,646	22,841,471
Scientific software products and services [Member]
Condensed Statement of Income Captions [Line Items]
Revenue	49,523	49,523
Gross profit	28,191	28,191
Depreciation and amortization	(111)	(111)
Operating expenses	(60,623)	(60,623)
Other items
Current income tax recovery	5	5
Net income (loss)	(32,538)	(32,538)
FX translation	1,059	1,059
Comprehensive (loss)/income	$ (31,479)	$ (31,479)